Retirement Benefit Plan - Summary of Analysis of Membership (Detail) - BT Pension Scheme [Member] £ in Billions	Mar. 31, 2018 GBP (£) Member
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 55.8
Total number of members | Member	293,000
IAS 19 Sections A and B Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 38.8
IAS 19 Section C Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	17.0
Active [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 12.6
Total number of members | Member	30,000
Active [Member] | IAS 19 Sections A and B Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 4.9
Active [Member] | IAS 19 Section C Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	7.7
Deferred Members [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 10.0
Total number of members | Member	60,500
Deferred Members [Member] | IAS 19 Sections A and B Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 4.3
Deferred Members [Member] | IAS 19 Section C Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	5.7
Pensioners [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 33.2
Total number of members | Member	202,500
Pensioners [Member] | IAS 19 Sections A and B Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 29.6
Pensioners [Member] | IAS 19 Section C Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
IAS 19 liabilities (bn)	£ 3.6